Income Taxes - Schedule of Deductible Temporary Difference of Deferred Tax Asset (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Tax losses (capital)	$ 1,357,000
Tax losses (non-capital)	12,026,000	$ 15,300,000	$ 14,400,000
Resource pools	26,921,000	$ 23,800,000	$ 24,600,000
Other	1,172,000
Within One Year [Member]
Statement Line Items [Line Items]
Tax losses (capital)
Tax losses (non-capital)
Resource pools
Other
One to Five Years [Member]
Statement Line Items [Line Items]
Tax losses (capital)
Tax losses (non-capital)
Resource pools
Other	84,000
After Five Years [Member]
Statement Line Items [Line Items]
Tax losses (capital)
Tax losses (non-capital)	12,026,000
Resource pools
Other	1,011,000
No Expiry Date [Member]
Statement Line Items [Line Items]
Tax losses (capital)	1,357,000
Tax losses (non-capital)
Resource pools	26,921,000
Other	$ 77,000